Laurie Dee

+1.714.830.0679

laurie.dee@morganlewis.com

VIA EDGAR

April 24, 2020

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	City National Rochdale Funds (File No. 333-16093) Filing Pursuant to Rule 497 Under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information, in interactive data format, for the Trust’s City National Rochdale Government Money Market Fund, City National Rochdale California Tax-Exempt Bond Fund, City National Rochdale Corporate Bond Fund, City National Rochdale Government Bond Fund, City National Rochdale U.S. Core Equity Fund, City National Rochdale Dividend & Income Fund, City National Rochdale Fixed Income Opportunities Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Municipal High Income Fund, and City National Rochdale Short Term Emerging Markets Debt Fund.

Please direct any inquiries regarding this filing to me at 714.830.0679.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee